Pre-tax Effect of Derivative Instruments on Results of Operations (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	¥ 1,077	¥ (324)	¥ 688
Gain (Loss) recognized in earnings (financial instruments' time value component excluded from the assessment of hedge effectiveness)	128	686	(435)
Gain (Loss) recognized in earnings	75,591	39,593	12,310
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	(15,938)	(35,907)	(33,131)
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	59,653	3,686	(20,821)
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	¥ 1,359	¥ (865)	¥ (80)